Defined Contribution Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Contribution, percent of employees	3.00%
Safe harbour contributions into 401(k) retirement plan		$ 0.2